Income Taxes - Schedule of Tax Effect of Significant Temporary Differences Representing Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Net deferred tax asset (liability):
Allowance for doubtful accounts	$ 301	$ 52
Accrued expenses	684	661
Net operating loss carry forwards	17,927	17,464
Property, equipment & intangibles	(2,712)	(2,403)
Stock based compensation	210	211
Self-Insurance Reserve	46	113
Interest Expense - Limited under 163(j)	1,868	2,391
Total deferred tax assets	18,324	18,489
Valuation allowance	$ (18,324)	$ (18,489)